Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 41.7%
Aerospace & Defense - 0.8%
Boeing Co.
2.70%, 02/01/2027	$ 169,000	$ 167,617
6.26%, 05/01/2027	77,000	77,901
		245,518
Automobiles - 1.3%
General Motors Financial Co., Inc.
4.35%, 01/17/2027	247,000	246,913
Hyundai Capital America
5.25%, 01/08/2027 (A)	164,000	164,537
		411,450
Banks - 11.2%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	200,000	201,052
Bank of America Corp.
Fixed until 09/15/2026, 5.93% (B), 09/15/2027	619,000	619,936
Bank of New York Mellon Corp.
2.05%, 01/26/2027	168,000	166,305
Citibank NA
4.58%, 05/29/2027	408,000	409,176
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	412,000	411,137
ING Groep NV
Fixed until 09/11/2026, 6.08% (B), 09/11/2027	200,000	200,285
JPMorgan Chase & Co.
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	273,000	271,896
Fixed until 07/22/2027, 4.98% (B), 07/22/2028	216,000	216,697
Morgan Stanley
3.95%, 04/23/2027	411,000	409,387
Royal Bank of Canada
4.88%, 01/19/2027	257,000	257,802
Wells Fargo & Co.
Fixed until 05/22/2027, 3.58% (B), 05/22/2028	332,000	329,290
		3,492,963
Biotechnology - 1.0%
Amgen, Inc.
5.15%, 03/02/2028	301,000	303,317
Capital Markets - 0.9%
Ares Capital Corp.
7.00%, 01/15/2027	113,000	114,106
Ares Strategic Income Fund
5.45%, 09/09/2028	44,000	43,742
Blackstone Secured Lending Fund
2.13%, 02/15/2027	120,000	118,133
		275,981
Commercial Services & Supplies - 1.1%
Element Fleet Management Corp.
5.64%, 03/13/2027 (C)	164,000	164,904
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Veralto Corp.
5.50%, 09/18/2026	$ 187,000	$ 187,111
		352,015
Communications Equipment - 2.1%
AT&T, Inc.
4.25%, 03/01/2027	308,000	307,790
Rogers Communications, Inc.
3.20%, 03/15/2027	156,000	154,799
Verizon Communications, Inc.
4.13%, 03/16/2027	192,000	191,761
		654,350
Consumer Staples Distribution & Retail - 1.0%
Lowe's Cos., Inc.
3.95%, 10/15/2027	309,000	306,932
Electric Utilities - 4.0%
Ameren Corp.
1.95%, 03/15/2027	255,000	251,368
DTE Energy Co.
4.95%, 07/01/2027	245,000	245,949
Duke Energy Corp.
4.85%, 01/05/2027	262,000	262,573
Edison International
5.75%, 06/15/2027	152,000	152,723
Eversource Energy
5.00%, 01/01/2027	163,000	163,403
Xcel Energy, Inc.
1.75%, 03/15/2027	170,000	167,350
		1,243,366
Electronic Equipment, Instruments & Components - 0.1%
Keysight Technologies, Inc.
4.60%, 04/06/2027	46,000	46,016
Financial Services - 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/2027	355,000	359,237
Ally Financial, Inc.
4.75%, 06/09/2027	32,000	32,049
Aviation Capital Group LLC
1.95%, 09/20/2026 (C)	272,000	271,069
LPL Holdings, Inc.
5.70%, 05/20/2027	242,000	243,925
		906,280
Food Products - 3.0%
Altria Group, Inc.
2.63%, 09/16/2026	144,000	143,734
J.M. Smucker Co.
3.38%, 12/15/2027	313,000	308,115
Mars, Inc.
4.45%, 03/01/2027 (C)	248,000	248,473
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Philip Morris International, Inc.
4.38%, 11/01/2027	$ 78,000	$ 77,871
4.75%, 02/12/2027	172,000	172,462
		950,655
Health Care Equipment & Supplies - 1.0%
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	302,000	305,767
Health Care Providers & Services - 1.7%
Elevance Health, Inc.
4.50%, 10/30/2026	235,000	235,194
HCA, Inc.
3.13%, 03/15/2027	157,000	155,681
5.00%, 03/01/2028	151,000	151,665
		542,540
Health Care REITs - 0.5%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	47,000	46,888
Ventas Realty LP
3.25%, 10/15/2026	126,000	125,742
		172,630
Hotels, Restaurants & Leisure - 1.0%
Hyatt Hotels Corp.
5.05%, 03/30/2028	97,000	97,333
5.75%, 01/30/2027	203,000	203,911
		301,244
Insurance - 0.5%
GA Global Funding Trust
2.25%, 01/06/2027 (C)	168,000	166,416
Machinery - 0.8%
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	244,000	244,179
Oil, Gas & Consumable Fuels - 4.2%
Canadian Natural Resources Ltd.
3.85%, 06/01/2027	155,000	154,106
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	163,000	163,292
Diamondback Energy, Inc.
5.20%, 04/18/2027	155,000	155,715
Enbridge, Inc.
5.90%, 11/15/2026	267,000	267,833
Energy Transfer LP
6.05%, 12/01/2026	172,000	172,714
Kinder Morgan, Inc.
4.30%, 03/01/2028	153,000	152,293
ONEOK, Inc.
5.55%, 11/01/2026	232,000	232,502
		1,298,455
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.8%
CVS Health Corp.
3.00%, 08/15/2026	$ 179,000	$ 178,894
4.30%, 03/25/2028	77,000	76,533
		255,427
Software - 0.8%
Oracle Corp.
2.80%, 04/01/2027	262,000	258,762
Transportation Infrastructure - 1.0%
CSX Corp.
2.60%, 11/01/2026	113,000	112,535
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027 (C)	196,000	196,607
		309,142
Total Corporate Debt Securities (Cost $13,055,239)		13,043,405
ASSET-BACKED SECURITIES - 28.4%
ACM Auto Trust
Series 2025-2A, Class A, 5.55%, 06/20/2028 (C)	72,975	72,663
American Credit Acceptance Receivables Trust
Series 2026-2, Class A, 4.32%, 05/08/2030 (C)	537,920	537,354
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A, 5.44%, 02/22/2028 (C)	515,000	516,911
Series 2023-5A, Class A, 5.78%, 04/20/2028 (C)	535,000	538,357
Series 2023-7A, Class B, 6.44%, 08/21/2028 (C)	250,000	253,377
Avtech Equipment Receivables Funding LLC
Series 2026-1A, Class A, 4.55%, 02/15/2033 (C)	352,233	351,297
BA Credit Card Trust
Series 2023-A2, Class A2, 4.98%, 11/15/2028	500,000	501,358
BHG Securitization Trust
Series 2023-B, Class B, 7.45%, 12/17/2036 (C)	243,734	251,855
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (C)	385,537	378,729
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3, 2.06%, 08/15/2028	446,000	445,669
Dryden 40 Senior Loan Fund
Series 2015-40A, Class AR2, 3-Month Term SOFR + 1.15%, 4.80% (B), 08/15/2031 (C)	39,825	39,853
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	604,000	605,186
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2022-1, Class A, 3.88%, 11/15/2034 (C)	$ 500,000	$ 498,213
GM Financial Revolving Receivables Trust
Series 2021-1, Class A, 1.17%, 06/12/2034 (C)	500,000	498,449
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1, Class A3, 4.98%, 01/18/2028 (C)	322,437	323,527
Hertz Vehicle Financing III LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (C)	433,333	430,664
Hilton Grand Vacations Trust
Series 2020-AA, Class A, 2.74%, 02/25/2039 (C)	174,839	173,282
Series 2023-1A, Class A, 5.72%, 01/25/2038 (C)	197,457	200,180
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2, 5.12%, 03/15/2029 (C)	300,000	301,284
Santander Drive Auto Receivables Trust
Series 2023-2, Class C, 5.47%, 12/16/2030	337,032	339,354
SCF Equipment Leasing LLC
Series 2025-1A, Class A2, 4.82%, 07/22/2030 (C)	48,246	48,301
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (C)	401,950	401,083
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 4.65% (B), 01/15/2034 (C)	54,960	54,981
Toyota Auto Loan Extended Note Trust
Series 2022-1A, Class A, 3.82%, 04/25/2035 (C)	500,000	498,392
Westlake Automobile Receivables Trust
Series 2025-2A, Class B, 4.63%, 01/15/2031 (C)	600,000	600,543
Total Asset-Backed Securities (Cost $8,858,720)		8,860,862
COMMERCIAL PAPER - 27.8%
Automobiles - 0.8%
General Motors Financial Co., Inc.
4.20% (D), 10/16/2026 (C)	250,000	247,825
Banks - 10.9%
Australia & New Zealand Banking Group Ltd.
3.91% (D), 08/20/2026 (C)	400,000	399,180
4.27% (D), 02/24/2027 (C)	250,000	244,197
HSBC USA, Inc.
3.95% (D), 08/26/2026 (C)	300,000	299,168
3.97% (D), 12/04/2026 (C)	500,000	492,927
	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Macquarie Bank Ltd.
4.09% (D), 11/02/2026 (C)	$ 500,000	$ 494,788
National Bank of Canada
3.79% (D), 11/13/2026 (C)	600,000	593,236
Skandinaviska Enskilda Banken AB
3.94% (D), 12/08/2026 (C)	550,000	542,215
Westpac Banking Corp.
4.30% (D), 04/16/2027 (C)	375,000	363,856
		3,429,567
Electric Utilities - 1.3%
Entergy Corp.
4.15% (D), 08/20/2026 (C)	400,000	399,118
Financial Services - 13.2%
ABN AMRO Funding USA LLC
4.23% (D), 03/25/2027 (C)	500,000	486,419
Bedford Row Funding Corp.
3.86% (D), 10/05/2026 (C)	500,000	496,515
Fairway Finance Co. LLC
4.03% (D), 09/02/2026 (C)	500,000	498,257
Gotham Funding Corp.
4.17% (D), 01/04/2027 (C)	375,000	368,422
Liberty Street Funding LLC
3.98% (D), 10/20/2026 (C)	600,000	594,817
LMA-Americas LLC
4.00% (D), 11/19/2026 (C)	300,000	296,353
Mackinac Funding Co. LLC
4.03% (D), 10/22/2026 (C)	250,000	247,778
Mainbeach Funding LLC
3.86% (D), 08/17/2026 (C)	450,000	449,203
4.12% (D), 10/01/2026 (C)	250,000	248,349
Ranger Funding Co. LLC
4.22% (D), 11/04/2026 (C)	450,000	445,346
		4,131,459
Software - 1.6%
Oracle Corp.
4.09% (D), 10/02/2026 (C)	500,000	496,267
Total Commercial Paper (Cost $8,706,424)		8,704,236
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 1.3%
Federal Home Loan Bank Discount Notes 3.69% (D), 08/21/2026	400,000	399,161
Total Short-Term U.S. Government Agency Obligation (Cost $399,192)		399,161
Total Investments (Cost $31,019,575)		31,007,664
Net Other Assets (Liabilities) - 0.8%		255,990
Net Assets - 100.0%		$ 31,263,654
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$13,043,405	$—	$13,043,405
Asset-Backed Securities	—	8,860,862	—	8,860,862
Commercial Paper	—	8,704,236	—	8,704,236
Short-Term U.S. Government Agency Obligation	—	399,161	—	399,161
Total Investments	$—	$31,007,664	$—	$31,007,664
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the total value of the Regulation S securities is $164,537, representing 0.5% of the Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $16,721,000, representing 53.5% of the
Fund's net assets.

(D)	Rate disclosed reflects the yield at July 31, 2026.
(E)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica UltraShort Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica UltraShort Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.
Transamerica Funds

Transamerica UltraShort Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Funds